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                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2004
             Check here if Amendment [ ]; Amendment Number: ________
                        This Amendment (Check only one):
                          [ ] is a restatement
                          [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:           Staro Asset Management, L.L.C.
Address:        3600 South Lake Drive
                St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules. lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Colin M. Lancaster
Title:            General Counsel
Phone:            (414) 294-7000

Signature, Place and Date of Signing:

/s/ Colin M. Lancaster       St. Francis, Wisconsin            November 15, 2004
----------------------       ----------------------            -----------------
      (Signature)                 (City, State)                      (Date)

This filing is the final Form 13F for Staro Asset Management, L.L.C., which, as of July 1, 2004, does not have investment discretion over accounts holding
Section 13(f) securities. Such accounts are now managed by the following successors, each of whom will be filing its initial Form 13F for the quarter ended September 30, 2004: Stark Onshore Management, LLC, Stark Offshore Management, LLC, Stark Asia Management, LLC and Stark Japan Management, LLC.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     0

Form 13F Information Table Value Total:     $0

List of Other Included Managers:            None

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